COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies (Note 6)
COMMITMENTS AND CONTINGENCIES

NOTE 5 – COMMITMENTS AND CONTINGENCIES

Letter of Intent

On February 22, 2023, the Company entered into a Letter of Intent for the acquisition of a Fifty-One Percent (51%) ownership interest in a natural therapeutic products company for total purchase consideration of $7,140,000 consisting of cash payments of $150,000 and $6,990,000 in Company common stock. The transaction has not yet closed and is subject to satisfactory completion of certain conditions.

Membership Interest Purchase Agreement

On February 28, 2023, the Company entered into a Membership Interest Purchase Agreement for the acquisition of Fifty-One Percent (51%) of the Membership Units of a hemp distribution company for total purchase consideration consisting of 230,559 shares of the Company’s common stock and a cash payment of $50,000. The transaction has not yet closed and is subject to satisfactory completion of certain conditions.

Legal Proceedings and Other Claims

From time to time, we are a party to claims and actions for matters arising out of our business operations. We regularly evaluate the status of the legal proceedings and other claims in which we are involved to assess whether a loss is probable or there is a reasonable possibility that a loss, or an additional loss, may have been incurred and determine if accruals are appropriate. If accruals are not appropriate, we further evaluate each legal proceeding to assess whether an estimate of possible loss or range of possible loss can be made for disclosure. Although the outcome of claims and litigation is inherently unpredictable, we believe that we have adequate provisions for any probable and estimable losses. It is possible, nevertheless, that our consolidated financial position, results of operations or liquidity could be materially and adversely affected in any particular period by the resolution of a claim or legal proceeding. Legal expenses related to defense, negotiations, settlements, rulings, and advice of outside legal counsel are expensed as incurred.

Employment Agreement

In February 2023, the Company entered into an employment agreement with Austen Lambrecht, who is a son of the Company’s CEO. The

agreement provides that Austen Lambrecht would serve as Vice President for a term of three years at an annual salary of Eighty-Five Thousand Dollars ($85,000), with an incentive bonus and stock options as determined by the Board of Directors. The agreement automatically renews for additional six-month periods unless either party has provided written termination of this Agreement at least 90 days prior to the expiration of such term. The agreement also provides for compensation under certain severance and change of control circumstance of twelve months of salary and other bonus dollars that may be due.

The Company has recognized $11,441 of compensation expense under this agreement, all of which is accrued and unpaid at March 31, 2023.

In May 2021, the Company entered into an employment agreement with Mr. Lambrecht. The agreement provides that Mr. Lambrecht would serve as Chief Executive Officer Company for a term of three years at an annual salary of Two Hundred Fifty Thousand Dollars ($250,000), and an incentive bonus as determined by the Board of Directors. The agreement automatically renews for additional six-month periods unless either party has provided written termination of this Agreement at least 90 days prior to the expiration of such term.

Greg Lambrecht has agreed to waive his right to payment of any amounts due but unpaid under his employment contract.

NOTE 6 – COMMITMENTS AND CONTINGENCIES

Legal Proceedings and Other Claims

From time to time, the Company is party to claims and actions for matters arising out its normal business operations. Management regularly evaluates the status of these legal proceedings and other claims to assess whether a loss is probable or there is a reasonable possibility that a loss, or any additional loss, may have been incurred to determine if accruals are appropriate. If accruals are not appropriate, management further evaluates each legal proceeding to assess whether an estimate of possible loss or range of possible loss can be made for disclosure. Although the outcome of claims and litigation is inherently unpredictable, the Company believes it has adequate provisions for any probable and estimable losses. It is possible, nevertheless, that the Company’s consolidated financial position, results of operations or liquidity could be materially and adversely affected in any particular period by the resolution of a claim or legal proceeding. Legal expenses related to defense, negotiations, settlements, rulings, and advice of outside legal counsel are expensed as incurred.

Employment Agreement

In June 2021, the Company entered into an employment agreement with Austen Lambrecht, who is a son of the Company’s CEO.  The agreement provided that Austen Lambrecht would serve as Vice President - Operations for a term of three years at an annual salary of Sixty Thousand Dollars ($60,000), and an incentive bonus as determined by the Board of Directors.  The agreement automatically renews for additional six-month periods unless either party has provided written termination of this Agreement at least 90 days prior to the expiration of such term.

In May 2021, the Company entered into an employment agreement with Mr. Lambrecht. The agreement provided that Mr. Lambrecht would serve as Chief Executive Officer of the Company for a term of three years at an annual salary of Two Hundred Fifty Thousand Dollars ($250,000), and an incentive bonus as determined by the Board of Directors.

Employment Agreement (Continued)

The agreement shall automatically be renewed for an additional six-month period unless either party has provided written termination of the agreement at least 90 days prior to the expiration of such term.

Both executives have agreed to waive their rights to payment of any amounts due but unpaid under these employment contracts.